Earnings Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share Basic And Diluted
The following table presents a reconciliation of net income available to common shareholders and the number of shares used in the calculation of basic and diluted earnings per common share shown on the consolidated statements of income.

	For the Three Months Ended March 31,
(Dollars in thousands, except share and per share data)	2022	2021
Net income available to common shareholders	$2,087	$5,096

Weighted-average shares outstanding for basic earnings per common share	13,385,324	6,280,854
Dilutive effect of stock compensation	369,702	83,817

Weighted-average shares outstanding for diluted earnings per common share	13,755,026	6,364,671

The following table presents a reconciliation of net income available to common shareholders and the number of shares used in the calculation of basic and diluted earnings per common share shown on the consolidated statements of income.

	For the Years Ended December 31,
(Dollars in thousands, except share and per share data)	2021	2020	2019
Net income available to common shareholders	$11,424	$12,115	$2,381

Weighted-average shares outstanding for basic earnings per common share	7,874,110	6,232,115	3,846,727
Dilutive effect of stock compensation	264,714	97,645	92,561

Weighted-average shares outstanding for diluted earnings per common share	8,138,824	6,329,760	3,939,288